Share-Based and Unit-Based Compensation - RSU Activity (Details) - RSUs $ / shares in Units, $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of RSUs
Beginning balance (in shares)	0
Granted (in shares)	2,141,778
Forfeited (in shares)	0
Ending balance (in shares)	2,142,000
Weighted Average Remaining Contractual Term (years)	1 year 6 months 3 days
Weighted Average Grant Date Fair Value
Granted (in usd per share) | $ / shares	$ 9.18
Ending balance (in usd per share) | $ / shares	$ 9.18
Aggregate Intrinsic Value
Granted | $	$ 19,669
Vested as of December 31, 2021	0